Covered Assets - Credit Risk Profile by Internally Assigned Grade by Loan Status Designation (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	$ 362,248	$ 373,455
Discount balance related to acquired loans	(66,301)	(85,079)
Covered loans, allowance for losses	0	0
Covered loans, net	295,947	288,376
Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	195,612	144,612
Covered loans, allowance for losses	0	0
Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	166,636	228,843
Covered loans, allowance for losses	0	0
Single-family residential
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	56,888	43,375
Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	28,428	7,699
Single-family residential | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	28,460	35,676
Construction - speculative
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	440	4,609
Construction - speculative | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	440	4,519
Construction - speculative | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0	90
Construction - custom
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,197	1,196
Construction - custom | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,197	1,196
Construction - custom | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0	0
Land - acquisition & development
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	22,763	34,177
Land - acquisition & development | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	17,953	22,747
Land - acquisition & development | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	4,810	11,430
Land - consumer lot loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	741	995
Land - consumer lot loans | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	496	497
Land - consumer lot loans | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	245	498
Multi-family
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	25,785	32,343
Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	6,933	4,698
Multi-family | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	18,852	27,645
Commercial real estate
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	210,604	205,376
Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	121,105	83,784
Commercial real estate | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	89,499	121,592
Commercial & industrial
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	24,365	31,527
Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	14,949	18,504
Commercial & industrial | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	9,416	13,023
HELOC
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	18,619	18,280
HELOC | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,869	309
HELOC | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	14,750	17,971
Consumer
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	846	1,577
Consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	242	659
Consumer | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	604	918
Pool 1 - Construction and land A&D | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	44,020
Pool 2 - Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	21,541
Pool 3 - Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	5,231
Pool 4 - HELOC & other consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	5,991
Pool 5 - Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	105,553
Pool 6 - Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	13,276
Pass [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	95.60%	94.90%
Pass [Member] | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	84,903
Pass [Member] | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	123,606
Grade as percentage of total gross assets	74.20%
Pass [Member] | Single-family residential | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	26,426
Pass [Member] | Construction - speculative | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Pass [Member] | Construction - custom | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Pass [Member] | Land - acquisition & development | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,069
Pass [Member] | Land - consumer lot loans | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	245
Pass [Member] | Multi-family | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	17,217
Pass [Member] | Commercial real estate | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	56,120
Pass [Member] | Commercial & industrial | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	5,175
Pass [Member] | HELOC | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	14,750
Pass [Member] | Consumer | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	604
Pass [Member] | Pool 1 - Construction and land A&D | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	14,361
Pass [Member] | Pool 2 - Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	21,541
Pass [Member] | Pool 3 - Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	4,131
Pass [Member] | Pool 4 - HELOC & other consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	4,111
Pass [Member] | Pool 5 - Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	36,494
Pass [Member] | Pool 6 - Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	4,265
Special Mention [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.50%	0.60%
Special Mention [Member] | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	19,613
Special Mention [Member] | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	10,754
Grade as percentage of total gross assets	6.40%
Special Mention [Member] | Single-family residential | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Construction - speculative | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Construction - custom | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Land - acquisition & development | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,019
Special Mention [Member] | Land - consumer lot loans | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Multi-family | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Commercial real estate | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	9,235
Special Mention [Member] | Commercial & industrial | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	500
Special Mention [Member] | HELOC | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Consumer | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Pool 1 - Construction and land A&D | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	4,296
Special Mention [Member] | Pool 2 - Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Pool 3 - Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Pool 4 - HELOC & other consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Pool 5 - Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	15,113
Special Mention [Member] | Pool 6 - Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	204
Substandard [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	3.90%	4.50%
Substandard [Member] | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	91,096
Substandard [Member] | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	32,276
Grade as percentage of total gross assets	19.40%
Substandard [Member] | Single-family residential | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,034
Substandard [Member] | Construction - speculative | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Construction - custom | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Land - acquisition & development | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	722
Substandard [Member] | Land - consumer lot loans | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Multi-family | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,635
Substandard [Member] | Commercial real estate | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	24,144
Substandard [Member] | Commercial & industrial | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,741
Substandard [Member] | HELOC | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Consumer | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Pool 1 - Construction and land A&D | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	25,363
Substandard [Member] | Pool 2 - Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Pool 3 - Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,100
Substandard [Member] | Pool 4 - HELOC & other consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,880
Substandard [Member] | Pool 5 - Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	53,946
Substandard [Member] | Pool 6 - Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	8,807
Doubtful [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.00%	0.00%
Doubtful [Member] | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Grade as percentage of total gross assets	0.00%
Doubtful [Member] | Single-family residential | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Construction - speculative | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Construction - custom | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Land - acquisition & development | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Land - consumer lot loans | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Multi-family | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Commercial real estate | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Commercial & industrial | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | HELOC | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Consumer | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Pool 1 - Construction and land A&D | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Pool 2 - Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Pool 3 - Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Pool 4 - HELOC & other consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Pool 5 - Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Pool 6 - Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.00%	0.00%
Loss [Member] | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Grade as percentage of total gross assets	0.00%
Loss [Member] | Single-family residential | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Construction - speculative | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Construction - custom | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Land - acquisition & development | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Land - consumer lot loans | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Multi-family | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Commercial real estate | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Commercial & industrial | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | HELOC | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Consumer | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Pool 1 - Construction and land A&D | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Pool 2 - Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Pool 3 - Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Pool 4 - HELOC & other consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Pool 5 - Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Pool 6 - Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	$ 0